Fees paid to Auditors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Fees paid to Auditors [Line Items]
Audit fees	$ 726	$ 487	$ 557
Audit related fees	137	0	0
Tax services fees	212	134	129
Non-audit services fees	39	0	0
Fees paid to auditors	$ 1,114	$ 621	$ 686